Maturities of Debt Securities Classified as Held-to-maturity (Detail) (JPY ¥) In Millions	Mar. 31, 2011
Due within one year	¥ 1,697
Due after one year through five years	39,028
Due after five years through ten years
Total	¥ 40,725